DERIVATIVE INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
DERIVATIVE INSTRUMENTS
Fair Value of Warrants
The table below provides a summary of the fair value of the derivative warrant liability and the changes in the fair value of the derivative warrants to purchase 2,951,424 (reset to 6,247,146 on May 1, 2013) shares of the Company's common stock, including net transfers in and/or out, of derivative warrants measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	Derivative warrants Assets (Liability)	Total

Balance, September 30, 2012	$(180,284)	$(180,284)
Total gains or losses (realized/unrealized) included in:
Net income (loss)	(305,829)	(305,829)
Other comprehensive income (loss)	-	-
Purchases, issuances and settlements	-	-
Transfers in and/or out of Level 3	-	-

Balance, March 31, 2013	(486,113)	(486,113)
Total gains or losses (realized/unrealized) included in:
Net income (loss)	675,949	675,949
Other comprehensive income (loss)	-	-
Purchases, issuances and settlements	(787,355)	(787,355)
Transfers in and/or out of Level 3	-	-

Balance, December 31, 2013	$(597,519)	$(597,519)

	Fair Value Measurement Using Level 3 Inputs
	Derivative warrants
	Assets (Liability)	Total

Balance, August 6, 2012	$(411,805)	$(411,805)

Total gains or losses (realized/unrealized) included in:

Net income (loss)	231,521	231,521

Other comprehensive income (loss)	-	-

Purchases, issuances and settlements	-	-

Transfers in and/or out of Level 3	-	-

Balance, August 6, 2012	(180,284)	(180,284)

Total gains or losses (realized/unrealized) included in:

Net income (loss)	(305,829)	(305,829)

Other comprehensive income (loss)	-	-

Purchases, issuances and settlements	-	-

Transfers in and/or out of Level 3	-	-

Balance, March 31, 2013	$(486,113)	$(486,113)

Projected Volatility Curve
The projected volatility curve for the valuation dates was:

	1 Year	2 Year	3 Year	4 Year	5 Year

August 6, 2012	129%	178%	218%	252%	281%
September 30, 2012	127%	173%	211%	244%	272%
March 31, 2013	122%	167%	205%	236%	264%
December 31, 2013	111%	168%	202%	233%	261%

The projected volatility curve for the valuation dates was:

	1 Year	2 Tear	3 Year	4 Year	5 Year

August 6, 2012	129%	178%	218%	252%	281%

September 30, 2012	127%	173%	211%	244%	272%

March 31, 2013	122%	167%	205%	236%	264%

Warrant Activities
The table below summarizes the Company's derivative warrant activity:

	Warrant Activities				APIC	(Gain) Loss
	Derivative Shares	Non-derivative Shares	Total Warrant Shares	Fair Value of Derivative Warrants	Reclassification of Derivative Liability	Change in Fair Value of Derivative Liability

Derivative warrant at August 6, 2012	1,152,000	-	1,152,000	(411,805)	-	-
Mark to market				231,521		(231,521)
Derivative warrant at September 30, 2012	1,152,000	-	1,152,000	(180,284)
Mark to market				(73,723)		(73,723)
Derivative warrant at December 31, 2012	1,152,000	-	1,152,000	(106,561)

Reset of warrant shares	1,799,424
Mark to market				(379,552)		379,552
Derivative warrant at March 31, 2013	2,951,424	-	2,951,424	(486,113)
Exercise of warrants on May 6, 2013	(2,732,799)	-	(2,732,799)	-	-	-
Issuance of warrants on May 6, 2013	5,713,918	-	5,713,918	(106,360)	-	-
Reset of warrant shares	737,856		737,856
Issuance of warrants on Oct 15, 2013	1,000,000		1,000,000	(76,647)
Mark to market				299,373		(299,373)
Derivative warrant at December 31, 2013	7,670,399	-	7,670,399	(369,747)

	2012 Warrant Activities				APIC	(Gain) Loss
	Derivative Shares	Non-derivative Shares	Total Warrant Shares	Fair Value of Derivative Warrants	Reclassification of Derivative Liability	Change in Fair Value of Derivative Liability

Derivative warrant at August 6, 2012	1,152,000	-	1,152,000	(411,805)	-	-

Mark to market				231,521		(231,521)

Derivative warrant at September 30, 2012	1,152,000	-	1,152,000	(180,284)		(231,521)

Mark to market				(73,723)		(73,723)

Derivative warrant at December 31, 2012	1,152,000	-	1,152,000	(106,561)		(305,244)

Reset of warrant shares	1,799,424

Mark to market				(379,552)		379,552

Derivative warrant at March 31, 2013	2,951,424	-	2,951,424	(486,113)		74,308

Summary Of The Warrant Activities
The table below summarizes the Company's warrant activities:

	Number of Warrant Shares	Exercise Price Range Per Share	Weighted Average Exercise Price	Fair Value at Date of Issuance	Aggregate Intrinsic Value

Balance, March 31, 2013	5,233,177	$0.20	$0.20	$620,325	$-
Issuance of warrant shares Pursuant to Section 3(b) Subsequent Equity Sales	737,856	0.20	0.20		-
Granted	6,713,918	0.20 - 0.25	0.23	183,007	-
Canceled	-	-	-		-
Exercised	(2,732,799)	0.20	-		-
Expired	-	-	-		-
Balance, December 31, 2013	9,952,152	$0.20 - 0.25	$0.23	$803,332	$-
Earned and exercisable, December 31, 2013	9,952,152	$0.20 - 0.25	$0.23	$803,332	$-

Unvested, December 31, 2013	-	$-	$-	$-	$-

	Number of	Exercise Price	Weighted Average	Fair Value at Date	Aggregate
	Warrant Shares	Range Per Share	Exercise Price	of Issuance	Intrinsic Value

Balance, March 31, 2012	-	$-	$-	$-	$-

Granted	5,233,177	0.25	0.25	620,350	-

Canceled	-	-	-		-

Exercised	-	-	-		-

Expired	-	-	-		-

Balance, March 31, 2013	5,233,177	$0.25	$0.25	$620,350	$-

Earned and exercisable, March 31, 2013	5,233,177	$0.25	$0.25	$620,350	$-

Unvested, March 31, 2013	-	$-	$-	$-	$-

Warrants Outstanding
The following table summarizes information concerning outstanding and exercisable warrants as of December 31, 2013:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.20 - 0.25	9,952,152	4.36	$0.23	9,952,152	4.36	$0.23
$0.20 - 0.25	9,952,152	4.36	$0.23	9,952,152	4.36	$0.23

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.25	5,233,177	3.73	$0.25	5,233,177	3.73	$0.25

$0.25	5,233,177	3.73	$0.25	5,233,177	3.73	$0.25